INCOME TAXES (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net operating loss carryforwards	$ 40,220
Income Tax Examininations Limitation,Description	the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.
Discontinued Operations [Member]
Income Taxes [Line Items]
Accrued Withholding Tax	$ 2,045	$ 1,608	$ 3,362
Minimum [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2017
Maximum [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date	Dec. 31, 2021
In the case of dividends paid by PRC subsidiaries [Member]
Income Taxes [Line Items]
Withholding tax rate	10.00%
Beijing Super TV Co Ltd [Member] | Key Software Enterprise [Member]
Income Taxes [Line Items]
Preferential tax rate		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
N-S Digital TV [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%